As filed with the Securities and Exchange Commission on November 12, 1997
                                                                File No. 2-67052
                                                               File No. 811-3023
        ---------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 50

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 52

                ------------------------------------------------
                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900
      -------------------------------------------------------------------

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005
                         ------------------------------

It is proposed that this filing will become effective:
      [ ]    immediately upon filing pursuant to Rule 485, paragraph (b)
      [X]    on November 17, 1997  pursuant to Rule 485,  paragraph (b)
      [ ]    60 days after filing pursuant to Rule 485,  paragraph (a)(i)
      [ ]    75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
      [ ]    on [ ] pursuant to Rule 485, paragraph (a)(ii)

      [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

Part A offering Investor Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

Part A offering Institutional Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

Part A offering Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

Part A offering Shares of S&P 500 Index Fund, Investors Equity Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A)

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

Part B offering Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

Part B offering Shares of S&P 500 Index Fund, Investors Equity Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund, as filed in Post-Effective Amendment No. 45 to Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 is incorporated by reference herein in its entirety by the Registrant.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A)

                                     PART B
                 (All otherStatements of Additional Information)

                          Not Applicable in this Filing

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Financial Highlights.

Included in the Statement of Additional Information:

                  Audited financial statements for the fiscal year ended March 31, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, Portfolio of Investments and Report of Independent Auditors were filed with the Securities and Exchange Commission via EDGAR for: (i) Daily Assets Treasury Fund, Investors Bond Fund, TaxSavers Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Value Fund, and Payson Balanced Fund on June 6, 1997, accession number 0000912057-97-019701; (ii) Austin Global Equity Fund on June 9, 1997, accession number 0001004402-97-000009; and
         (iii) Oak Hall Equity Fund on June 6, 1997, accession number 0000912057-97-019699 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.

         Unaudited financial statements for the period October 1, 1996 through February 28, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, and Financial Highlights for Daily Assets Cash Fund are set forth in Appendix B to the SAI.

         Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, Daily Assets Treasury Obligations Fund, S&P 500 Index Fund, Investors Growth Fund, International Equity Fund, Small Cap Fund and Emerging Markets Fund. Not Applicable to this filing.

(B)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

     (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

     (2)* Copy of By-Laws of the Registrant (filed as Exhibit (2) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707)

     (3)  None.

     (4) (a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

               "SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

               "SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular  Series  previously  established  and  designated,  the
          Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

               "All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

               "Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

(5) (a)* Form of Investment Advisory Agreement between Registrant and Forum Advisors, Inc. (filed as Exhibit 5(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (b)* Form of Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (c)* Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. (filed as Exhibit (5)(c) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

     (d)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Anhalt/O'Connell, Inc. (filed as Exhibit (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

     (e)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

     (f)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

     (g)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

     (j)* Investment Advisory Agreement between the Registrant and Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

     (k)* Investment Advisory Agreement between the Registrant and Oak Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

     (l)* Investment Advisory Agreement between Norwest Bank Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit 5(a) ro Amendment No. 5 the Registration Statement of Core Trust (Delarware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

     (m)* Investment Advisory Agreement between Schroder Capital Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as
          Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accesssion number 0000898432-96-000341.

(6) (a)* Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

     (b)* Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates filed as Exhibit 6(d) of PEA 21).

     (c)* Distribution   Agreement   between   Registrant  and  Forum  Financial
          Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(7)  None.

(8) (a)* Form of Transfer Agency Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (b)* Form of Custodian Agreement between Registrant and the First National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

(9) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on
         July 31, 1997, accession number 0000912057-97-025707).

     (b) Shareholder Service Plan of Registrant relating to the Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).


     (c) Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed herewith).


(10)*Opinion of Seward & Kissel  dated  January 5, 1996  (filed as Exhibit 10 of
     PEA  No.   33  via   EDGAR   on   January   5,   1996,   accession   number
     0000912057-96-000216).

(11) Not applicable.

(12) None.

(13)*Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

(14)*Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

(15) (a)* Form of Rule 12b-1 Plan adopted by the Registrant (filed as Exhibit 15 of PEA No. 16).

     (b)* Rule 12b-1 Plan adopted by the Registrant with respect to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 8(c) of PEA No. 20).

(16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

Other Exhibits*:

     Powers of Attorney (filed as Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF SEPTEMBER 30, 1997

         TITLE OF CLASS                             NUMBER OF HOLDERS

         Investors Bond Fund                               74
         TaxSaver Bond Fund                                48
         Daily Assets Cash Fund                            15
         Daily Assets Treasury Fund                        73
         Daily Assets Government Fund                       0
         Daily Assets TaxSaver Fund                         0
         Payson Value Fund                                312
         Payson Balanced Fund                             378
         Maine Municipal Bond Fund                        387
         New Hampshire Bond Fund                           78
         Austin Global Equity Fund                         12
         Oak Hall Equity Fund                             199
         Quadra Limited Maturity Treasury Fund              4
         Quadra Value Equity Fund                          16
         Quadra International Equity Fund                  10
         Quadra Opportunistic Bond Fund                     6

ITEM 27. INDEMNIFICATION.

               In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. INDEMNIFICATION.

     "(a) Subject to the exceptions and limitations contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          "(ii)The words "claim,"  "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     "(b) No indemnification shall be provided hereunder to a Covered Person:

          "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          "(ii)In  the  event  of  a   settlement,   unless  there  has  been  a
               determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               "(A) By the court or other body approving the settlement;

               "(B) By at least a majority  of those  Trustees  who are  neither
                    Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     "(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
          (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this
          Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Advisors, Inc.

         The descriptions of Forum Advisors, Inc. under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Investors Bond Fund, the TaxSaver Bond Fund, the Daily Assets Cash Fund, the Daily Assets Government Fund, the Daily Assets Treasury Fund, the Maine Municipal Bond Fund, the

          New Hampshire Bond Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

         John Y. Keffer, President and Secretary.

               Chairman and President of the Registrant; President of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

         Sara M. Morris, Treasurer.

               Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp., Ms. Morris is an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

         David I. Goldstein, Secretary.

               Secretary of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Goldstein is an officer of various registered investment companies for which Forum Administrative Services serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

         Margaret J. Fenderson, Assistant Treasurer.

               Ms. Fenderson is Assistant Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp.

         Dana Lukens, Assistant Secretary.

               Mr. Lukens is Assistant Secretary of Forum Financial Services, Inc. and of Forum Financial Corp.

H.M. Payson & Co.

     The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Adrian L. Asherman, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         John C. Downing, Managing Director and Treasurer.

               Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

         William A. Macleod, Managing Director.

               Portfolio  Manager of H.M.  Payson & Co.  since 1984 and Managing
               Director  since  1989.  His  address  is  One  Portland   Square,
               Portland, Maine 04101.

         Thomas M. Pierce, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         Peter E. Robbins, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

         John H. Walker, Managing Director and President.

               Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

         Teresa M. Esposito, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

         John C. Knox, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Harold J. Dixon, Managing Director and Secretary.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Laura McDill, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

       The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

       Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

       The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

       Alexander G. Anagnos, Director and Portfolio Manager.

               Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

       Lewis G. Cole, Director.

               Partner, the Law Firm of Strook, Strook & Lavan.

       John C. Hathaway, President, director and Portfolio Manager.

       John J. Hock, Executive Vice President.

       Charles D. Klein, Portfolio Manager.

               Director, American Securities Corporation and Financial Advisor to WR Family Associates.

       David P. Steinmann, Executive Vice President, Secretary and Treasurer.

               Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

       The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

       Carl J. Domino, Managing Partner & Portfolio Manager.

       Paul Scoville, Jr., Senior Portfolio Manager.

       Ann Fritts Syring, Senior Portfolio Manager.

       John Wagstaff-Callahan, Senior Portfolio Manager.

               Prior   to   joining   Carl   Domino   Associates,    L.P.,   Mr.
               Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

       Stephen Krider Kent, Jr., Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

       The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

       Paul Edward Anhalt, Managing Director and Chairman.

               Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

       Michael Frederick O'Connell, Managing Director

               Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

       The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional
       Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

       Luis Malzel, Managing Director.

       John Chalker, Managing Director

McDonald Investment Management, Inc.

       The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The  following are the  directors  and  principal  executive  officers of
       McDonald   Investment   Management,   Inc.,   including   their  business
       connections which are of a substantial nature.

       John McDonald, President and Chief Investment Officer.

       Ron Belcot, Vice President - Research and Trading.

       Bill Hallman, Vice President.

       Ray DiBernardo, Vice President., Managing Director

               Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

       The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

       Mr. Stephen Smith, Chief Investment Officer

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc., and Trans Adviser Funds, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.


(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,


(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                INDEX TO EXHIBITS

EXHIBIT

(9)(C)            Forum Funds Shareholder Service Plan
                  and Form of Shareholder Service Agreement